Financial assets and liabilities - Movement in net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets and liabilities
Net (increase)/decrease) in cash and cash equivalents per consolidated statements of cash flows	$ (30)	$ 211
Increase in net borrowings and derivative financial instruments	209	1,065
Increase in net debt	179	1,276
Net debt, beginning balance	7,646	6,370
Net debt, ending balance	7,825	7,646	$ 6,370
Proceeds from borrowings	3,730	4,469
Repayments of borrowings	4,385	2,604	$ 221
Fair value gain (loss) on derivative financial instruments used to hedge foreign currency and interest rate risk	(400)	100
Gain (loss) on foreign exchange on borrowings	(400)	100
Net gain (loss) on foreign exchange on borrowings impacting net debt	$ (800)	$ 200